Note 9. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

The Company's transactions with related parties were, in the opinion of the directors, carried out on normal commercial terms or on terms agreed between related parties, and in the ordinary course of the Company's business.

Other than those disclosed elsewhere in the financial statements, there are no other related party transactions.